Restructuring Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2013
Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2018
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2013
Pre-2011 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	$ 7.4	$ 16.0	$ 30.9
Costs incurred	6.3	5.8	36.9
Reserves reversed	(0.3)	(0.6)	(3.5)
Payments	(7.2)	(13.8)	(47.2)
Currency translation	(0.1)	0	(1.1)
Ending balance	6.1	7.4	16.0
Pre-2011 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	3.7	10.2	22.2
Costs incurred	1.7	2.9	20.5
Reserves reversed	(0.3)	(0.5)	(2.3)
Payments	(3.2)	(9.0)	(29.2)
Currency translation	(0.1)	0.1	(1.0)
Ending balance	1.8	3.7	10.2
Pre-2011 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	3.6	5.7	6.6
Costs incurred	4.3	2.2	7.8
Reserves reversed	0	0	(0.8)
Payments	(3.6)	(4.2)	(8.0)
Currency translation	0	(0.1)	0.1
Ending balance	4.3	3.6	5.7
Pre-2011 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.1	0.1	2.1
Costs incurred	0.3	0.7	8.6
Reserves reversed	0	(0.1)	(0.4)
Payments	(0.4)	(0.6)	(10.0)
Currency translation	0	0	(0.2)
Ending balance	0	0.1	0.1
Restructuring Plans 2011 [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	20.2
Costs incurred	5.3	75.8
Reserves reversed	(1.9)
Payments	(18.8)	(55.2)
Currency translation	(0.4)	(0.4)
Ending balance	4.4	20.2
Restructuring Plans 2011 [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	14.1
Costs incurred	0.8	41.3
Reserves reversed	(1.3)
Payments	(10.8)	(26.7)
Currency translation	(0.4)	(0.5)
Ending balance	2.4	14.1
Restructuring Plans 2011 [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	3.6
Costs incurred	2.6	9.7
Reserves reversed	0
Payments	(4.6)	(6.2)
Currency translation	0	0.1
Ending balance	1.6	3.6
Restructuring Plans 2011 [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	2.5
Costs incurred	1.9	24.8
Reserves reversed	(0.6)
Payments	(3.4)	(22.3)
Currency translation	0	0
Ending balance	0.4	2.5
Restructuring Plans 2012 [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	57.2
Payments	(37.5)
Currency translation	0.9
Ending balance	20.6
Restructuring Plans 2012 [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	43.8
Payments	(28.8)
Currency translation	0.8
Ending balance	15.8
Restructuring Plans 2012 [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	6.4
Payments	(4.1)
Currency translation	0.1
Ending balance	2.4
Restructuring Plans 2012 [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	7.0
Payments	(4.6)
Currency translation	0
Ending balance	$ 2.4